CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
License and other revenue		$ 800		$ 1,115	$ 2,115	$ 4,217
Operating expenses:
Research and development	173	103	268	318	715	5,169
General and administrative	1,434	573	2,573	1,185	1,765	5,250
Restructuring						1,681
Total operating expenses	1,607	676	2,841	1,503	2,480	12,100
Loss from operations	(1,607)	124	(2,841)	(388)	(365)	(7,883)
Other income (expense):
Interest and other expense		(64)	(1,007)	(186)	(249)	(1,716)
Change in fair value liability for price adjustable warrants	(5,487)	(149)	(6,256)	1,832	151	1,746
Change in fair value of stock reserved for issuance to settle liabilities	(48)	(22)	(2,503)	313	31	(297)
Change in fair value of embedded features in notes payable and amendments to notes payable		242		829	829	708
Loss on debt extinguishment	1	(1,107)	5	(2,037)	(2,037)	(1,725)
Gain on equipment disposal				30	30
Gain (loss) on foreign exchange	(1)		1
Gain on settled liabilities	19		321			137
Non-cash financing costs						(477)
Total other expense, net	(5,516)	(1,100)	(9,439)	781	(1,245)	(1,624)
Net loss before income tax					(1,610)	(9,507)
Income tax expense (benefit)					(39)	39
Net loss	(7,123)	(976)	(12,280)	393	(1,571)	(9,546)
Deemed dividend related to beneficial conversion feature in Series C convertible preferred shares			(6,000)
Net income (loss) applicable to common stockholders	$ (7,123)	$ (976)	$ (18,280)	$ 393
Net income (loss) per common share
Basic (in dollars per share)	$ (0.28)	$ (0.06)	$ (0.75)	$ 0.02
Diluted (in dollars per share)	$ (0.28)	$ (0.06)	$ (0.75)	$ 0.02
Shares used in computing net income (loss) per share
Basic (in shares)	25,668,000	16,938,000	24,248,000	16,938,000
Diluted (in shares)	25,668,000	16,938,000	24,248,000	17,228,000
Net loss per common share - basic and diluted (in dollars per share)					$ (0.09)	$ (0.71)
Shares used in computing net loss per share - basic and diluted (in shares)					16,937,661	13,417,119